License Agreements (Details) £ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2016 GBP (£) shares	Sep. 30, 2014 USD ($) shares	Sep. 30, 2018 USD ($)	Sep. 30, 2018 GBP (£)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)
Schedule Of License Agreements [Line Items]
Accrued license fees payable | $			$ 653		$ 500	$ 0
UCLB
Schedule Of License Agreements [Line Items]
Shares issued (shares) | shares	313,971	1,497,643
Payment of upfront fees	£ 1,500	$ 300
Annual license fee payments				£ 30
UCLB | Regulatory Approval
Schedule Of License Agreements [Line Items]
Conditional payment, regulatory approval				35,500
UCLB | Net Sales Levels
Schedule Of License Agreements [Line Items]
Conditional payment, regulatory approval				51,000
UCLB | Product Sales
Schedule Of License Agreements [Line Items]
Conditional payment, regulatory approval				18,000
UCLB | Product Sales | Minimum
Schedule Of License Agreements [Line Items]
Conditional payment, regulatory approval				1,000
UCLB | Product Sales | Maximum
Schedule Of License Agreements [Line Items]
Conditional payment, regulatory approval				£ 18,500